Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
Cash and cash equivalents break down as follows:

	12.31.24	12.31.23	12.31.22
Cash and Due from Banks	7,322,813,233	4,718,751,562	3,295,010,790
Argentine Central Bank’s Bills and Notes Maturing up to 90 days(1)	—	62,754,861	5,302,139,093
Receivables from Repurchase transactions(2)	—	2,743,998,555	847,286,289
Loans to Financial Institutions(3)	44,839,044	14,185,443	38,790,411
Overnight Placements in Foreign Banks(3)	335,778,093	41,562,209	185,468,103
Mutual Funds(4) (5)	123,743,328	115,342,332	77,740,483
Time Deposits Maturing up to 90 days(1)	—	28,181,202	21,566,954
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (4)	213,906,079	—	—
Total Cash and Cash Equivalents	8,041,079,777	7,724,776,164	9,768,002,123
(1)Included within Debt Securities at Fair Value through Profit or Loss.
(2)Included within Repurchase Transactions.
(3)Included within Loans and Other Financing.
(4)Included within Other Financial Assets.
(5)Mutual funds are comprised of assets with a liquidity of less than 3 months.
The reconciliation of financing activities as of December 31, 2024, 2023 and 2022 is presented below:

Item	Balances at 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.24
Lease Liabilities	69,652,452	(14,129,458)	—	2,795,572	58,318,566
Debt Securities	219,201,761	(231,259,150)	1,166,483,965	(58,414,606)	1,096,011,970
Subordinated Debt Securities	486,118,312	—	—	(197,200,567)	288,917,745
Financing Received from the Argentine Central Bank and Other Financial Institutions	326,569,454	(913,005,493)	1,109,572,189	(43,499,336)	479,636,814
Total	1,101,541,979	(1,158,394,101)	2,276,056,154	(296,318,937)	1,922,885,095

Item	Balances at 12.31.22	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.23
Lease Liabilities	56,510,290	(15,067,042)	—	28,209,204	69,652,452
Debt Securities	495,515,721	(371,630,875)	177,367,103	(82,050,188)	219,201,761
Subordinated Debt Securities	334,290,954	—	—	151,827,358	486,118,312
Financing Received from the Argentine Central Bank and Other Financial Institutions	275,871,065	(793,740,593)	883,705,204	(39,266,222)	326,569,454
Total	1,162,188,030	(1,180,438,510)	1,061,072,307	58,720,152	1,101,541,979

Item	Balances at 12.31.21	Cash flow payments	Cash flow receipts	Other movements	Balances at 12.31.22
Lease Liabilities	62,838,742	(19,696,600)	—	13,368,148	56,510,290
Debt Securities	401,157,295	(295,527,482)	496,423,885	(106,537,977)	495,515,721
Subordinated Debt Securities	376,830,670	—	—	(42,539,716)	334,290,954
Financing Received from the Argentine Central Bank and Other Financial Institutions	340,172,557	(378,623,681)	552,470,230	(238,148,041)	275,871,065
Total	1,180,999,264	(693,847,763)	1,048,894,115	(373,857,586)	1,162,188,030
The composition of the item "Other Operations" within the section of adjustments to obtain activities cash flows is detailed below:

Items	12.31.24	12.31.23	12.31.22
Monetary position	3,622,473,776	4,102,962,715	3,052,621,310
Exchange rate	(1,168,705,064)	(996,431,889)	(1,175,557,371)
Others non-cash items	(960,601,364)	7,433,521	(404,252,833)
Total	1,493,167,348	3,113,964,347	1,472,811,106